Summary Of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - Ares Acquisition Corporation II [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Proceeds received from initial public offering, gross					$ 0	$ 500,000,000
Class A ordinary shares issuance costs					(28,550,129)
Proceeds from (Repurchase of) Equity			$ (7,143,312)
Sponsor deposits to Trust Account	$ 2,961,583		2,961,583
Waiver of Class A ordinary shares issuance cost			9,140,590
Class A ordinary shares subject to possible redemption	558,049,739		558,049,739		550,700,038	522,938,352
Warrant
Class of Stock [Line Items]
Proceeds allocated to Public Warrants						(2,625,000)
Common Class A
Class of Stock [Line Items]
Proceeds received from initial public offering, gross				$ 500,000,000
Class A ordinary shares issuance costs						(28,550,129)
Class A Ordinary Shares Subject To Redemption
Class of Stock [Line Items]
Accretion of carrying value to redemption value		$ 2,390,840			27,761,686	54,113,481
Proceeds from (Repurchase of) Equity			(7,143,312)
Class A ordinary shares subject to possible redemption	$ 558,049,739		$ 558,049,739		$ 550,700,038	$ 522,938,352